                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F
                               Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: SEPTEMBER 30, 2009

Check here if Amendment [  ]; Amendment Number: ______
This Amendment (Check only one): [  ] is a restatement
                                 [  ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:      INTEGRA BANK N.A.
Address:   21 S.E. THIRD STREET
           EVANSVILLE, IN 47708

Form 13F File Number: 28-5504

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  TONYA F. BORDERS
Title: VICE PRESIDENT / CHIEF OPERATIONS OFFICER
Phone: 812-464-9883

Signature, Place and Date of Signing:


/S/ TONYA F. BORDERS            EVANSVILLE, IN             10/28/09
----------------------------    -----------------------    --------
[Signature]                     [City, State]               [Date]

Report Type (Check only one):

[X] 13F HOLDING REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here is a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              0
Form 13F Information Table Entry Total:       120
Form 13F Information Table Value Total:   $44,383

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
            Column 1             Column 2     Column 3  Column 4 Column 5          Column 6           Column 7     Column 8
---------------------------- ---------------- --------- -------- -------- --------------------------- -------- ------------------
                                                                   Shs                   Investment
                                   TITLE                 MARKET     or                   Discretion             Voting Authority
                                     of                   Value    Prin    Sh/ Put/ -----------------   Other  ------------------
            Issuer                 Class        CUSIP   (x$1000)   Amt    Prin Call Sole Shared Other    Mgrs   Sole  Shared None
---------------------------- ---------------- --------- -------- -------- ---- ---- ---- ------ ----- -------- ------ ------ ----
COVIDIEN PLC                       SHS        G2554F105     307    7,095   SH         X                         7,095
COVIDIEN PLC                       SHS        G2554F105      70    1,608   SH                     X               808           800
NOBLE CORPORATION BAAR         NAMEN - AKT    H5833N103     938   24,723   SH         X                        24,568           155
NOBLE CORPORATION BAAR         NAMEN - AKT    H5833N103     119    3,130   SH                     X             2,130         1,000
TRANSOCEAN LTD                   REG SHS      H8817H100     692    8,096   SH         X                         8,046            50
TRANSOCEAN LTD                   REG SHS      H8817H100     111    1,294   SH                     X               894           400
ABB LTD                       SPONSORED ADR   000375204     809   40,347   SH         X                        40,347
ABB LTD                       SPONSORED ADR   000375204      82    4,100   SH                     X             2,600         1,500
AT&T INC                           COM        00206R102     176    6,533   SH         X                         6,533
AT&T INC                           COM        00206R102     162    5,987   SH                     X             5,987
ABBOTT LABS                        COM        002824100     907   18,337   SH         X                        18,337
ABBOTT LABS                        COM        002824100     181    3,650   SH                     X             2,550  1,000    100
ACTIVISION BLIZZARD INC            COM        00507V109     566   45,700   SH         X                        45,700
ACTIVISION BLIZZARD INC            COM        00507V109      85    6,900   SH                     X             2,900         4,000
ADOBE SYS INC                      COM        00724F101     483   14,605   SH         X                        14,455           150
ADOBE SYS INC                      COM        00724F101      95    2,875   SH                     X             1,875  1,000
ALCOA INC                          COM        013817101     656   49,975   SH         X                        49,475           500
ALCOA INC                          COM        013817101      64    4,900   SH                     X             2,400         2,500
APACHE CORP                        COM        037411105     181    1,975   SH         X                         1,925            50
APACHE CORP                        COM        037411105      37      405   SH                     X               105    300
APPLE INC                          COM        037833100     980    5,285   SH         X                         5,100           185
APPLE INC                          COM        037833100     185    1,000   SH                     X               600    400
BP PLC                        SPONSORED ADR   055622104   1,081   20,314   SH         X                        17,083  2,372    859
BP PLC                        SPONSORED ADR   055622104     156    2,935   SH                     X             2,860            75
BANK OF NEW YORK MELLON CORP       COM        064058100     367   12,665   SH         X                        12,665
BANK OF NEW YORK MELLON CORP       COM        064058100      77    2,650   SH                     X             1,650  1,000
BARCLAYS BK PLC              DJUBS CMDT ETN36 06738C778     618   16,015   SH         X                        16,015
BARCLAYS BK PLC              DJUBS CMDT ETN36 06738C778     121    3,125   SH                     X             2,025  1,000    100
BAXTER INTL INC                    COM        071813109     702   12,315   SH         X                        12,315

BAXTER INTL INC                    COM        071813109     137    2,405   SH                    X              1,305  1,000    100
BRISTOL MYERS SQUIBB CO            COM        110122108     219    9,740   SH         X                         9,740
BRISTOL MYERS SQUIBB CO            COM        110122108      56    2,478   SH                    X              2,478
CHEVRON CORP NEW                   COM        166764100     506    7,182   SH         X                         7,107            75
CHEVRON CORP NEW                   COM        166764100     396    5,624   SH                    X              5,624
CLOROX CO DEL                      COM        189054109     736   12,520   SH         X                        12,520
CLOROX CO DEL                      COM        189054109     165    2,800   SH                    X              2,100    600    100
COCA COLA CO                       COM        191216100   1,173   21,846   SH         X                        21,646           200
COCA COLA CO                       COM        191216100     199    3,700   SH                    X              2,600  1,000    100
COGNIZANT TECHNOLOGY SOLUTIO       CL A       192446102     606   15,680   SH         X                        15,480           200
COGNIZANT TECHNOLOGY SOLUTIO       CL A       192446102     123    3,175   SH                    X              1,675  1,500
CUMMINS INC                        COM        231021106     700   15,625   SH         X                        15,625
CUMMINS INC                        COM        231021106     106    2,375   SH                    X              1,500           875
DANAHER CORP DEL                   COM        235851102     910   13,512   SH         X                        13,073     75    364
DANAHER CORP DEL                   COM        235851102     153    2,275   SH                    X              1,475    750     50
DU PONT E I DE NEMOURS & CO        COM        263534109     213    6,617   SH         X                         6,617
DU PONT E I DE NEMOURS & CO        COM        263534109      13      400   SH                    X                400
EMERSON ELEC CO                    COM        291011104     338    8,425   SH         X                         8,425
EMERSON ELEC CO                    COM        291011104      32      800   SH                    X                800
EXELON CORP                        COM        30161N101     411    8,290   SH         X                         8,290
EXELON CORP                        COM        30161N101      89    1,800   SH                    X              1,150    600     50
EXXON MOBIL CORP                   COM        30231G102   1,789   26,070   SH         X                        24,750         1,320
EXXON MOBIL CORP                   COM        30231G102     562    8,190   SH                    X              7,590    500    100
FIRST SOLAR INC                    COM        336433107     299    1,955   SH         X                         1,955
FIRST SOLAR INC                    COM        336433107      65      425   SH                    X                275    150
GENERAL ELECTRIC CO.               COM        369604103   1,034   62,942   SH         X                        62,217    400    325
GENERAL ELECTRIC CO.               COM        369604103     271   16,494   SH                    X             14,544  1,750    200
GILEAD SCIENCES INC                COM        375558103     589   12,670   SH         X                        12,670
GILEAD SCIENCES INC                COM        375558103     134    2,880   SH                    X              1,780  1,000    100
GOOGLE INC                         CL A       38259P508     398      802   SH         X                           792            10
GOOGLE INC                         CL A       38259P508      59      118   SH                    X                118
GRAINGER W W INC                   COM        384802104     605    6,770   SH         X                         6,770
GRAINGER W W INC                   COM        384802104      93    1,040   SH                    X                615           425
INTEGRA BK CORP                    COM        45814P105      90   81,054   SH         X                        76,779         4,275
INTEGRA BK CORP                    COM        45814P105      21   18,675   SH                    X                420        18,255

INTERNATIONAL BUSINESS MACHS       COM        459200101     870    7,275   SH         X                         7,225            50
INTERNATIONAL BUSINESS MACHS       COM        459200101     123    1,025   SH                    X                725           300
JPMORGAN & CHASE & CO              COM        46625H100     470   10,730   SH         X                        10,730
JPMORGAN & CHASE & CO              COM        46625H100     199    4,550   SH                    X              3,550  1,000
JOHNSON & JOHNSON                  COM        478160104     748   12,288   SH         X                        12,288
JOHNSON & JOHNSON                  COM        478160104      15      250   SH                    X                250
JOY GLOBAL INC                     COM        481165108     907   18,525   SH         X                        18,525
JOY GLOBAL INC                     COM        481165108      91    1,850   SH                    X                750         1,100
KELLOGG CO                         COM        487836108     741   15,060   SH         X                        15,060
KELLOGG CO                         COM        487836108     153    3,115   SH                    X              2,015  1,000    100
MARKET VECTORS ETF TR          AGRIBUS ETF    57060U605     225    5,825   SH         X                         5,825
MARKET VECTORS ETF TR          AGRIBUS ETF    57060U605      21      550   SH                    X                550
MCDONALDS CORP                     COM        580135101     870   15,240   SH         X                        15,240
MCDONALDS CORP                     COM        580135101     194    3,400   SH                    X              2,500    900
MICROCHIP TECHNOLOGY INC           COM        595017104     679   25,620   SH         X                        25,470           150
MICROCHIP TECHNOLOGY INC           COM        595017104     128    4,825   SH                    X              3,325  1,500
MOSAIC CO                          COM        61945A107     323    6,720   SH         X                         6,620           100
MOSAIC CO                          COM        61945A107      72    1,500   SH                    X                900    600
NATIONAL BK GREECE S A        SPONSORED ADR   633643408      72   10,008   SH         X                        10,008
NATIONAL BK GREECE S A        SPONSORED ADR   633643408       3      474                         X                154           320
NOVARTIS A G                  SPONSORED ADR   66987V109     212    4,210   SH         X                         4,210
NOVARTIS A G                  SPONSORED ADR   66987V109      60    1,200   SH                    X              1,200
ORACLE CORP                        COM        68389X105     426   20,450   SH         X                        20,165           285
ORACLE CORP                        COM        68389X105     116    5,550   SH                    X              3,050  2,500
PEPSICO INC                        COM        713448108   1,101   18,774   SH         X                        18,324    150    300
PEPSICO INC                        COM        713448108     199    3,400   SH                    X              2,550    750    100
PFIZER INC                         COM        717081103     650   39,283   SH         X                        39,283

PFIZER INC                         COM        717081103      51    3,100   SH                    X              3,100
PROCTOR & GAMBLE CO                COM        742718109   1,279   22,074   SH         X                        21,574    200    300
PROCTOR & GAMBLE CO                COM        742718109     235    4,065   SH                    X              3,465    500    100
SCHLUMBERGER LTD                   COM        806857108     729   12,232   SH         X                        11,641           591
SCHLUMBERGER LTD                   COM        806857108     119    1,995   SH                    X              1,245    750
SELECT SECTOR SPDR TR          SBI INT-FINL   81369Y605     884   59,185   SH         X                        59,185
SELECT SECTOR SPDR TR          SBI INT-FINL   81369Y605      78    5,225   SH                    X              2,225  3,000
SPECTRA ENERGY CORP                COM        847560109     242   12,780   SH         X                        12,780
SPECTRA ENERGY CORP                COM        847560109     101    5,324   SH                    X              3,824  1,500
SUNCOR ENERGY INC                  COM        867224107     675   19,542   SH         X                        19,317           225
SUNCOR ENERGY INC                  COM        867224107     155    4,496   SH                    X              2,482         2,014
SYSCO CORP                         COM        871829107     259   10,437   SH         X                        10,437
SYSCO CORP                         COM        871829107     142    5,714   SH                    X              5,714
TALISMAN ENERGY INC                COM        87425E103     753   43,413   SH         X                        42,687           726
TALISMAN ENERGY INC                COM        87425E103      94    5,400   SH                    X              2,400  3,000
TEVA PHARMACEUTICAL INDS LTD       ADR        881624209     765   15,138   SH         X                        15,113            25
TEVA PHARMACEUTICAL INDS LTD       ADR        881624209     133    2,637   SH                    X              1,588  1,049
VANGUARD INTL EQUITY INDEX F   EMR MKT ETF    922042858     447   11,605   SH         X                        11,605
VANGUARD INTL EQUITY INDEX F   EMR MKT ETF    922042858      55    1,425   SH                    X                425         1,000
VECTREN CORP                       COM        92240G101   1,086   47,147   SH         X                        46,497           650
VECTREN CORP                       COM        92240G101     199    8,636   SH                    X              6,636  2,000
VERIZON COMMUNICATIONS             COM        92343V104     297    9,815   SH         X                         9,815
VERIZON COMMUNICATIONS             COM        92343V104     105    3,475   SH                    X              3,475
WAL MART STORES INC                COM        931142103     544   11,090   SH         X                        11,075            15
WAL MART STORES INC                COM        931142103      60    1,225   SH                    X                725           500
WELLS FARGO & CO NEW               COM        949746101     363   12,890   SH         X                        12,889             1
WELLS FARGO & CO NEW               COM        949746101      31    1,086   SH                    X              1,086
WESTERN UN CO                      COM        959802109     430   22,725   SH         X                        22,475           250
WESTERN UN CO                      COM        959802109     106    5,600   SH                    X              3,600         2,000
                                                        --------
Final Total                                              44,383
                                                        --------